UNAUDITED CONDENSED BALANCE SHEET (Parentheticals)	Sep. 30, 2025 $ / shares shares
Ordinary shares subject to possible redemption, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares subject to possible redemption, shares issued (in Shares)	20,125,000
Ordinary shares subject to possible redemption, shares outstanding (in Shares)	20,125,000
Preference shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Preference shares, shares authorized (in Shares)	5,000,000
Preference shares, shares issued (in Shares)	0
Preference shares, shares outstanding (in Shares)	0
Class A ordinary shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000
Ordinary shares, shares issued (in Shares)	767,250
Ordinary shares, shares outstanding (in Shares)	767,250
Class B ordinary shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized (in Shares)	50,000,000
Ordinary shares, shares issued (in Shares)	7,069,913
Ordinary shares, shares outstanding (in Shares)	7,069,913